RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Compensation [Member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The table below details, on an aggregated basis, key management personnel compensation:

	2017 £m	2016 £m	2015 £m
Compensation
Salaries and other short-term benefits	13	17	14
Post-employment benefits	–	–	–
Share-based payments	22	23	18
Total compensation	35	40	32

Defined benefit plans [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2017 million	2016 million	2015 million
Share option plans
At 1 January	3	9	13
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	3	3
Exercised/lapsed (includes entitlements of former key management personnel)	(2)	(9)	(7)
At 31 December	1	3	9
	2017 million	2016 million	2015 million
Share plans
At 1 January	65	82	102
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	37	29	37
Exercised/lapsed (includes entitlements of former key management personnel)	(20)	(46)	(57)
At 31 December	82	65	82

Loans and receivables, category [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2017 £m	2016 £m	2015 £m
Loans
At 1 January	4	5	3
Advanced (includes loans of appointed key management personnel)	1	3	4
Repayments (includes loans of former key management personnel)	(3)	(4)	(2)
At 31 December	2	4	5

Deposits Placed [Member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2017 £m	2016 £m	2015 £m
Deposits
At 1 January	12	13	16
Placed (includes deposits of appointed key management personnel)	41	41	58
Withdrawn (includes deposits of former key management personnel)	(33)	(42)	(61)
At 31 December	20	12	13